Fair Value Measurements - financial assets and liabilities (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Liabilities [Abstract]
Liabilities			$ 4,100
Recurring
Liabilities [Abstract]
Contingent consideration	$ 35,926	$ 7,681		$ 10,422
Warrant derivative liabilities (Note 10)	16,833	6,516		3,950
Recurring | Level 3
Liabilities [Abstract]
Contingent consideration	35,926	7,681		10,422
Warrant derivative liabilities (Note 10)	$ 16,833	$ 6,516		$ 3,950